2. Presentation of Financial Statements (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

These unaudited condensed interim financial statements should be read in conjunction with the financial statements for the Company’s most recently completed fiscal year ended March 31, 2015. These condensed interim financial statements do not include all disclosures required in annual financial statements, but rather are prepared in accordance with recommendations for interim financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These unaudited condensed interim financial statements have been prepared using the same accounting policies, and methods as those used by the Company in the annual audited financial statements for the year ended March 31, 2015, except when disclosed below.

The unaudited condensed interim financial statements contain all adjustments (consisting of only normal recurring adjustments) which are necessary to present fairly the financial position of the Company as at September 30, 2015, and the results of its operations for the three and six month periods ended September 30, 2015 and 2014 and its cash flows for the six month periods ended September 30, 2015 and 2014. Note disclosures have been presented for material updates to the information previously reported in the annual audited financial statements.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-10 “ASU 2014-10” to eliminate certain financial reporting requirements for development stage entities.  The amendments in ASU 2014-10 remove the incremental financial reporting requirements from US GAAP for development stage entities, including the presentation of inception-to-date information in the statements of income, cash flows and shareholder equity, and disclosure of the financial statements as those of a development stage entity.  The Company has chosen to early adopt these amendments effective for its fiscal year ended March 31, 2013 and onwards.

The financial statements have been prepared in accordance with U.S Generally Accepted Accounting Principles (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as of March 31, 2015 have been included.

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with US GAAP and the Company’s functional and reporting currency is the Canadian dollar.

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-10 “ASU 2014-10” to eliminate certain financial reporting requirements for development stage entities.  The amendments in ASU 2014-10 remove the incremental financial reporting requirements from US GAAP for development stage entities, including the presentation of inception-to-date information in the statements of income, cash flows and shareholder equity, and disclosure of the financial statements as those of a development stage entity.  The Company has chosen to early adopt these amendments effective for its fiscal year ended March 31, 2013 and onwards.

Estimates

The preparation of these condensed interim financial statements has required management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period.

On an ongoing basis, the Company evaluates its estimates, including those related to provision for doubtful accounts, accrued liabilities, income taxes, stock based compensation and intangible assets. The Company bases its estimates on historical experiences and on various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates. As adjustments become necessary, they are reported in earnings in the period in which they become known.

The preparation of the financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual amounts could materially differ from these estimates.  The significant areas requiring the use of management estimates are related to the valuation of deferred taxes, stock based compensation, warrants, and intangible assets.  Although these estimates are based on management’s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, and all highly liquid debt instruments purchased with an original maturity of three months or less.   As at March 31, 2015 and March 31, 2014 there were no cash equivalents.

Prepaid Expenses		Prepaid expenses consist of services paid, for which the Company has not yet received the benefit.
Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost less accumulated amortization and accumulated impairment losses.  Cost includes expenditures that are directly attributable to the acquisition of the asset.  Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably.  The carrying amount of an asset is derecognized when replaced.

Repairs and maintenance costs are charged to the statements of operations, during the year in which they are incurred.

Amortization is provided for over the estimated useful life of the asset as follows:

Computer equipment                                                                30% on a declining balance

Production equipment                                                              20% on a declining balance

Leasehold improvements are amortized over the term of the lease or useful life of the improvements, whichever is shorter, which is currently 5 years.

Useful lives and residual values are reviewed and adjusted, if appropriate, at the end of each reporting period.  An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.  The cost and accumulated amortization of assets retired or sold are removed from the respective accounts and any gain or loss is recognized in operations.

Intangible Assets

Intangible assets are comprised of patents.  Patents represent capitalized legal costs incurred in connection with applications for patents.  In-process patents are not amortized.  All patents subject to amortization are amortized on a straight line basis over an estimated useful life.  The Company regularly evaluates patents and patent applications for impairment or abandonment, at which point the Company charges the remaining net book value to expenses.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable.  An impairment loss, measured as the amount by which the carrying amount exceeds the fair value, is recognized if the carrying amount exceeds estimated undiscounted future cash flows.

Research and Development

Research and development costs include costs directly attributable to the conduct of research and development programs, including the cost of consulting fees, materials, supplies, and the maintenance of research equipment.  All costs associated with research and development are expensed as incurred.  The approved refundable portion of tax credits are netted against the related expenses.  Non-refundable investment tax credits are recorded in the period when reasonable assurance exists that the Company has complied with the terms and conditions required for approval of the tax credit and it is more likely than not that the Company will realize the benefits of these tax credits against the deferred taxes.  Refundable investment tax credits are recorded in the period when reasonable assurance exists that the Company has complied with the terms and conditions required for approval of the tax credit and it is more likely than not that the Company will collect it.

Stock-based Compensation

The Company uses the fair value based method of accounting for all its stock-based compensation in accordance with FASB Accounting Standards Codification ("ASC") ASC 718 “Compensation – Stock Compensation”. The estimated fair value of the options and warrants that are ultimately expected to vest based on performance related conditions, as well as the options and warrants that are expected to vest based on future service, is recorded over the instrument’s requisite service period and charged to stock-based compensation.  In determining the amount of options and warrants that are expected to vest, the Company takes into account, voluntary termination behavior as well as trends of actual option and warrant forfeitures. Stock options and warrants which are indexed to a factor which is not a market, performance or service condition, in addition to the Company’s share price, are classified as liabilities and re-measured at each reporting date based on the Black-Scholes option pricing model with a charge to operations, until the date of settlement.

Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes.   Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply when the asset is realized or the liability is settled.   The effect of a change in income tax rates on deferred tax liabilities and assets is recognized in income in the period in which the change occurs.  Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

FASB issued ASC 740-10 “Accounting for Uncertainty in Income Taxes”.  ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  The implementation of this standard had no impact on the Company’s financial statements.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurement” defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.  Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.   Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs.   The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level  1  – unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices that are observable for the asset or liability or indirectly; and

Level  3  – inputs that are not based on observable market data.

The carrying amounts of the Company’s financial instruments including cash, amounts receivable, accounts payable and accrued liabilities and advances from shareholders approximate their fair values due to their short-term nature.  Management is of the opinion that the Company is not exposed to significant interest, credit or currency risks from these financial instruments.

The Company’s equity-linked financial instruments reflected as warrant liability on the balance sheet represent financial liabilities classified as Level 3 as per ASU 2009-05. As required by the guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrant liability which is not traded in an active market has been determined using the Black-Scholes option pricing model based on assumptions that are not supported by observable market conditions.

Loss per Share

Basic loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during the year.  Diluted loss per share is calculated using the treasury stock method and reflects the potential dilution of securities by including warrants and contingently issuable shares, if any, in the weighted average number of common shares outstanding for a year, if dilutive.  In a loss year, dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive.  Accordingly, for the years ended March 31, 2015 and 2014, the basic loss per share was equal to diluted loss per share as there were no dilutive securities.

Comprehensive Income (Loss)

ASC 220 “Comprehensive Income” establishes standards for reporting and display of comprehensive income, its components and accumulated balances.   The net loss is equivalent to the comprehensive loss for the periods presented.

New Accounting Pronouncements

In July 2013, the FASB issued ASU No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. The objective of ASU No. 2013-11 is to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net loss carryforward, similar tax loss, or tax credit carryforward exists. The amendments in this standard are effective prospectively for interim and annual reporting periods beginning after December 15, 2013. The adoption of ASU No. 2013-11 did not have a material impact on the Company’s Financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.